CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Common stock, par value per share	$ 0.00005	$ 0.00005
Common stock, shares authorized	870,400,000	870,400,000
Class A Ordinary Shares
Common stock, par value per share	$ 0.00005	$ 0.00005
Common stock, shares authorized	825,000,000	825,000,000
Common stock, shares issued	27,111,117	27,045,340
Common stock, shares outstanding	27,111,117	27,045,340
Class B Ordinary Shares
Common stock, par value per share	$ 0.00005	$ 0.00005
Common stock, shares authorized	35,400,000	35,400,000
Common stock, shares issued	7,803,000	7,804,332
Common stock, shares outstanding	7,803,000	7,804,332